LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
76485441	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
56010984	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX. Although the co-borrower's qualifying credit score is highest, it cannot be used to qualify since they do not have XXX acceptable tradelines with a minimum of 2 years credit depth. Therefore the maximum LTV allowable is XXX%. A senior management exception was given to go to XXX% LTV. Will use credit mid score of XXX although only has XXX qualifying tradelines. XXX payment not yet made. Okay XXX with grade XXX. Loan repriced at current rate for worse case pricing. ; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00. Although the co-borrower's qualifying credit score is highest, it cannot be used to qualify since they do not have XXX acceptable tradelines with a minimum of XXX years credit depth. Therefore the maximum CLTV allowable is XXX%. A senior management exception was given to go to XXX% LTV. Will use credit mid score of XXX although only has XXX qualifying tradelines. XXX XXX payment not yet made. Okay XXX with grade BBB. Loan repriced at current rate for worse case pricing.	04/06/2023 - Sr management exception was given to go to XXX% LTV. Will use credit mid score of XXX although only has XXX qualifying tradelines. ; 04/06/2023 - Sr management exception was given to go to XXX% LTV. Will use credit mid score of XXX although only has XXX qualifying tradelines.	1	A	A	A	A				1	A	A	A	A
95409125	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
52660342	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	XXX Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.830%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.830%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.830%) by 3.5% or more.; The affiliate business disclosure is Missing	HPML is compliant and allowed per lender guidelines. Downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
58825514	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
73866550	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Employment Verification does not meet guidelines	Per the lender’s approval the borrower was qualified using the 1-year self-employment program. The borrower has not been self-employed for 2 years. The borrower doesn’t qualify for the 12-month Bank Statement Program, as this program requires a 2-year self-employment verification. Lender exception in file.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Lender approved employment less than 24 months based on purchase and no impact.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
81932333	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met.; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.790%) by 3.5% or more.	HPML is compliant and allowed per lender guidelines. Downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
60186575	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.	HPML is compliant and allowed per lender guidelines. Downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has XX.XX years at job.
11727839	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and met appraisal requirements; This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines. Downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
28650849	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
13640818	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
51247730	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
47575173	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Appraisal guideline violation	Appraisal guideline violation: Per the Condo Questionnaire in file, XXX% of the units are Non-Owner Occupied. Per Lender Guidelines XXX Condo Eligibility Requirements, 50% of the total units in the project must be owner occupied. There is no lender exception in the file.	Appraisal guideline violation is now acceptable. Ok per XXX to continue as NWC due to occupancy rates being more NOO per client; Exception cleared.	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.790%) by 3.5% or more.	HPML with established escrow and met appraisal requirements	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
42702395	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: The Lender/Client listed on the appraisal is XXX. Lender Guidelines XXX Lender/Client state: Appraisal reports reflecting the borrower or property seller as the client / lender are acceptable on a case-by-case and may require a full new appraisal report. Lender Exception in file.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Appraisal guideline violation: The Lender/Client listed on the appraisal is XXX. Lender Guidelines XXX Lender/Client state: Appraisal reports reflecting the borrower or property seller as the client / lender are acceptable on a case-by-case and may require a full new appraisal report. Lender Exception in file.	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.	HPML with established escrow and met appraisal requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
47569408	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has XX.XX years at job.
57598806	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
72210151	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
61830276	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Lender exception in file to allowing XXX months of reserves instead of XXX months.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Lender exception in file to allowing XXX months of reserves instead of XXX months.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements.; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
65281411	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Employment Verification does not meet guidelines	Per Lender Guidelines IX. Acceptable Evidence of Self- Employed Business, the file is missing a tax preparer’s license verification, from municipal, state or federal licensing board or proof of their business’ existence. ; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Guidelines reflect a reserve requirement of XXX months for LTV greater than XXX%; however, only XXX months were provided.	LLC is verified in good standing; Exception is cleared. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.; 04/21/2023 - Acknowledged by Client: Ok per XXX for less than XXX months of reserves comp factors, XXX FICO, AAA credit grade, limited credit user with; no negative credit at all, subject property is a new build.;	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and appraisal requirements met; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
38842275	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and appraisal requirements met; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.		Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
58329178	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and appraisal requirements met; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
46908129	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and appraisal requirements met; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
79791091	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
77630921	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
																																									; Borrower has stable job time - Borrower has X.XX years at job.
70370375	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
71498890	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. The borrower's current rental payment is $XXX, vs subject PITIA of $XXX Per Lender Guidelines XXX First Time Homebuyer - XXX will consider loans for First Time Home Buyers (“FTHB”) provided they do not have, for a primary residence purchase, a payment shock of greater than three times (3X) that of their current rental payment. There is no lender exception in the file.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Lender exception for assets: Okay for XXX mos vs XXX mos reserves. We can see closing costs increase towards funding of loan. Borrower holds XXX+ mos in reserves (see asset summary). Evidence shows borrower has ability to save money and DTI is below XXX%, reflective of excess money monthly.; Acknowledged by Client - Ok per XXX for excessive payment shock, comp factors, XXX FICO, AA credit, no negative credit whatsoever,;
limited credit user, S/E over XXX years, subject built in XXX, C2 good condition	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements.; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.790%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
56146978	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
38563179	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
97858191	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
85679716	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: The appraisal in file is not in the Lender's name. Lender exception approval is in the file to use appraisal. ;	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Appraisal guideline violation: The appraisal in file is not in the Lender's name. Lender exception approval is in the file to use appraisal.	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
98237129	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. File is missing contract required written extension for the closing date from XX/XX to XX/XX/XXXX evidenced by notary. The file is missing an addendum increasing the EMD paid from $XXX to $XXX as reflected on the final closing disclosure.	The fully executed purchase contract with addendum of increased escrow deposit. signed and dated. Exception cleared.	1	A	A	A	A	Origination Appraisal is Partial.	Origination Appraisal is Partial. Appraiser failed to provide property address, detail the distance of, or indicate location on the map for comparable rental #3.; Property and valuations related findings were not identified on the loan.	Origination appraisal is Present.	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																																									; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
16458600	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded	HPML with established escorw and appraisal requirements met; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.790%) by 3.5% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (6.790%) by 1.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.790%) by 3.5% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	HPML with established escrow and met appraisal requirements.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
89822871	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Qualifying DTI exceeds Guideline Maximum Allowable	The borrower income verification does not match approval. The file is missing XXX years taxes returns for rental income at XXX. Per the lender guidelines section VI. Rental Income Requirements, Rental Properties Owned by the borrower require a Current rental / lease agreements; AND Complete Schedule of Real Estate Owned; AND Signed Schedule E for most recent two (2) years.; Qualifying DTI of XXX exceeds guideline maximum of XXX.; Qualifying DTI of XXX exceeds guideline maximum of XXX.	Acknowledged by Client. Letter received from Lender serves as guidelines exception approval for using lease solely. ; Documentation provided to support Qualifying DTI below XXX.	1	A	A	A	A				1	A	A	A	A	Higher-Priced Mortgage Loan	No Cure Required - HPML Loan iwth established escrows and appraisal requirement met. Downgraded.; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.		Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
18669891	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable; Borrower Employment Verification does not meet guidelines	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. XXX% LTV/CLTV was approved for declining value trend. Exception in file states based on the overall credit strength of the borrower, the appraisal review which supports value within 1%, and the appraiser comments, XXX% on this deal is acceptable and treating as stable values.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.00. XXX% LTV/CLTV was approved for declining value trend. Exception in file states based on the overall credit strength of the borrower, the appraisal review which supports value within 1%, and the appraiser comments, XXX% on this deal is acceptable and treating as stable values.; Exception in file states based on the overall credit strength of the borrower, the appraisal review which supports value within 1%, and the appraiser comments, XXX% on this deal is acceptable and treating as stable values.; The CPA letter in file is not dated.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Exception in file states based on the overall credit strength of the borrower, the appraisal review which supports value within 1%, and the appraiser comments, XXX% on this deal is acceptable and treating as stable values.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Exception in file states based on the overall credit strength of the borrower, the appraisal review which supports value within 1%, and the appraiser comments, XXX% on this deal is acceptable and treating as stable values.; Employment verified per guidelines. Exceptions cleared.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.320%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
35169101	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are less than Guidelines Required	Missing Lender approval - The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX and missing a lender approval.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX and missing a lender approval.	Updated CTC - The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.320%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
																																									; Borrower has stable job time - Borrower has X.XX years at job.
91527246	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Fraud Report Shows Uncleared Alerts	Borrower liabilities verified indicator is Partial. File is missing the online search used to determine departing residence Fair Market Rent to offset PITIA. Per lender notes on the approval, FMA on internet: $XXX FMR x 80% = $XXX. Per Lender GLs XXX Departure Residence Property - Eighty percent (80%) of the market rents may be used to offset the PITIA payment of this property and is determined by one of the following: 1. Appraiser; 2. Internet Rental Companies (XXX, XXX, XXX, etcetera); or 3. Market Survey. ; The transmittal summary is Missing. Per Lender GLs XXX Credit File Documentation Requirements, a Uniform Underwriting and Transmittal Summary (FNMA Form 1008) is required.; Fraud report shows the following alerts that have not been cleared: The file is missing evidence that the borrower no longer owns XXX as listed on the fraud report, or all PITIA documents to add to DTI. ; Asset Documents are Incomplete: File is missing XXX #XXX to source the Borrower's $XXX deposit. The file only contains a copy of the title company's wire transfer summary. Per Lender GLs XXX Non-Arm's Length Transactions - The down payment must be fully sourced and satisfactorily documented.	Borrower liabilities verified indicator is Present; The transmittal summary is Present; Alerts from Fraud Report have been cleared.; Client provided EMD documents - Assets are complete.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
																																									; Borrower has stable job time - Borrower has X.XX years at job.
22152373	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Transmittal Summary is Missing	The transmittal summary is Missing. Per Lender GLs XXX Credit File Documentation Requirements, a Uniform Underwriting and Transmittal Summary (FNMA Form 1008) is required.	The transmittal summary is Present	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded.; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
35662356	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and appraisal requirements met; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
37833724	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																																									; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum or $X.XX.
99409210	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
16901729	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines	Housing history does not meet guidelines. Section III. Mortgage/Rental Rating Guidelines require the payment housing history for mortgages held by private party to be supported by canceled checks for the subject property. Documentation in file reflect a lender exception was present in the loan file allowing for a VOM from note holder.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Documentation in file reflect a lender exception was present in the loan file allowing for a VOM from note holder.	1	A	A	A	A	Title Issues Present	The following issues were noted: File contains a payoff request to release the lien for $XXX. The Final signed CD in file reflects a payoff of $XXX was to be sent to the private lender and then the post close CD was updated to reflect $0.00 sent to the private lender. The file is missing supporting documentation from the private lender that the subject property lien was released with no requirement for repayment.; Property and valuations related findings were not identified on the loan.	Payoff funds remitted to private investor satisfy the required amount to payoff lien per the payoff statement in file. Exception is cleared.	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
97808767	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance Borrower initiated	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Liabilities Verification Indicator is Partial; Liquid Reserves are less than Guidelines Required; Housing history does not meet guidelines	File is missing the Mortgage Statement, property taxes, Insurance and HOA for Investment property at XXX to confirm PITIA of $XXX.; Please provide lender approval for the liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. ; Housing history does not meet guidelines.; Housing history does not meet guidelines. The lender did not verify the borrower's previous XXX month housing history as required per lender guideline Section III. Mortgage/Rental Rating. The credit report is only reporting XXX months total mortgage history for investment property at XXX from 05/2022 to 02/2023. The borrower stated on the final URLA that they previously resided at this address for XXX years. Per fraud report in file, the borrower purchased this property on XX/XX/XXXX. The subject property verification of mortgage is from a private seller, with XXX months verified from XX/XX/XXXX to XX/XX/XXXX. There is no lender exception in the file.	Borrower liabilities verified ; 05/04/2023 - Lender approval: Ok per XXX for less than XXX months reserves, comp factors, R/T refi,; XXX FICO, AA credit, no history of BK/FC, subject property built in XXX, C2 condition; 05/04/2023 - Lender approval provided : Ok per XXX for missing 12 month rating per Sec XXX comp factors, R/T refi,XXX FICO, AA credit, no history of BK/FC, subject property built in XXX, C2 condition	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.830%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.830%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.830%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
																																									; Borrower has stable job time - Borrower has X.XX years at job.
26555958	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Employment Verification does not meet guidelines; Insufficient cash to close.; Final Loan Application is Partial; Asset Documents are Incomplete	Guidelines require documentation to support the borrower's self-employment in active business covering the most recent two years. Documentation in the file reflects the current active business was formed XX/XX/XXXX (less than XXX years from the application date of XX/XX/XXXX) and contains no other verification for past employment or evidence of employment in the same food services filed. The file does contain a letter from the borrower reflecting that his prior self-employment in recording studio business was directly impacted by the covid lock down policies and was shut down in early XXX and the current active business took time to set up. ; The exception 'Borrower Employment Verification does not meet guidelines' is thrown.
From fields in template:
B1 Employment Verification Meet Guidelines ---- No; The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX or $XXX.; Cash to close in the amount of $XXX is greater than the available asset amount of $XXX.. ; Final Loan Application is Partial. The Lender approval states a completed 1003 must have a complete XXX year history of residence for B2, which is in file. However, B1 does not have a complete 2 year history of residence reflected on the final 1003.; Asset Documents are Incomplete: File is missing documentation of the source of funds for the large deposit of $XXX XX/XX/XXXX from XXX. Additional conditions may apply.	Per XXX Credit Memo from XX/XX/XXX we are taking borrower’s down to XXX months S/E where; this borrower was at XXX months before incorporation.; The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.; Sufficient cash to close is documented.; Final Loan Application is Present; XXX does not have a single deposit verification requirement. Fan/Fred may have this; requirement but XXX has it’s own guidelines.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.320%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
																																									; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
79562564	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.; The originator NMLS status is Not Active. Per NMLS the loan orignator and loan originator organization numbers were renewed only through 2022 in XXX. The subject loan originated and closed in XXX. Provide updated NMLS details.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
86801617	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	; Borrower liabilities verified indicator is Partial. The file is missing a divorce decree and dissolution of marriage to confirm child support payments. Per Lender Guidelines Section 6.2 Alimony/Child Support: Monthly payments that extend beyond ten (10) months are included in debt-to-income ratio. A copy of the complete divorce decree and dissolution of marriage must be provided and included in the loan file.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXXXXX and value used for LTV of XXX. Lender XXX dated XX/XX/XXXX allows for a maximum LTV/CLTV of XXX% on the Written VOE Program. The lender notates the appraisal has declining value which requires a reduction of LTV by 10% on a purchase; therefore, the max LTV/CLTV should be XXX%. The lender used a max LTV/CLTV of XXX% and applied the 10% reduction, for a final LTV/CLTV of XXX%. ; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.Lender XXX dated XX/XX/XXXX allows for a maximum LTV/CLTV of XXX% on the Written VOE Program. The lender notates the appraisal has declining value which requires a reduction of LTV by 10% on a purchase; therefore, the max LTV/CLTV should be XXX%. The lender used a max LTV/CLTV of XXX% and applied the 10% reduction, for a final LTV/CLTV of XXX%.	Borrower liabilities verified indicator is Present; Original LTV of XXX adheres to the guideline maximum LTV of XXX.; Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; Charges That Cannot Increase Test	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.; TILA 130 Cure required
Refund in the amount of $XXX, cure package requires a PCCD,LOE, Copy of Refund Check and proof of shipment or Valid COC.
The Zero Tolerance Violation of $XXX is due to the increase in the credit report fee on the Final CD dated XX/XX/XXXX. There was no COC found in the file that explains the reason for the increase.; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	HPML with established escrow and met appraisal requirements.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
27944363	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
52811890	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with establish escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.320%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
																																									; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
26563867	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A	Higher-Priced Mortgage Loan; Home loan Toolkit is Missing	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.790%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.790%) by 3.5% or more.; The home loan toolkit is Missing; The eSigned documents consent is Missing.	HPML with established escrow and met appraisal requirements.		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
64387125	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.320%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
49512894	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
59865875	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. XXX rate sheet does not allow for credit scores less than XXX; however, an exception was approved to allow the lower credit score. Exception granted to run borrower as an XXX and not as a XXX with a .50% fee paid to XXX.; Borrower residency documentation not provided or issue with documentation. Borrower is a XXX with an expired Visa as of XX/XX/XXXX. The social security card in file is valid for work only with DHS authorization. Per Lender Guidelines XXX - Non-permanent Resident Aliens are borrower(s) (i) on a VISA or (ii) have a Social Security Number and an unexpired Work Authorization. The lender approved the Borrower as an XXX borrower. The file is missing XXX documentation or an exception to Lender Guidelines XXX.; Asset Documents are Incomplete: Assets being used to qualify are from the borrower's business account. Documentation was not provided to verify the borrower has 100% access to these funds. Per lender Guidelines XXX Business Deposit Accounts - Verification of business deposit accounts such as checking, savings, certificate of deposit, and money market accounts must include the following documentation: Hand written Letter of Explanation executed by the majority of the business’ ownership describing the potential impact on the business if business funds are used for closing.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.; Lender Exception granted to run borrower as an XXX and not as a XXX with a .50% fee paid to XXX.; Borrower residency documentation has been provided and there are no issues with documentation. ; DSCR loan file - not required to source assets - per lender guidelines.	1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence XX.XX years
51752741	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
13532599	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																																									; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
59817153	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
59427363	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	Fully Executed Purchase Contract is Partial; Fraud Report Shows Uncleared Alerts	The fully executed purchase contract is Partial. 1. File is missing proof that XXX has the authority to sell the subject property for the Estate of XXX. 2. Seller Notice Information on the contract was completed using the Borrower's information. 3. Section 7 Seller Representations selected that the seller has owned the property for less than one year. Per Lender Guidelines XXX For Sale by Owner (FSBO) - The seller must be vested on title for no less than one (1) year.; Fraud report shows the following alerts that have not been cleared: 1. XXX, XXX, XXX and XXX are reporting as properties owned by the Borrower. A property report is missing for each property to show that the Borrower does not own these REOs. 2. The subject property has a recorded notice of default on XX/XX/XXX. The payoff in file shows the loan balance increased from $XXXXXX to $XXXXXX, with $XXX in corporate advances and outstanding fees. The lender has been paying for property preservation inspections since XX/XX/XXXX. Per lender guidelines XXX For Sale By Owner (FSBO) - Properties in foreclosure are not eligible.	The fully executed purchase contract is Present; Alerts from Fraud Report have been cleared. 05/17/2023 - QC 2nd level Review - conducted independent research on REO properties reported to be owned by the borrower: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX have records of recorded Deeds of Trust to other owners. Release of Liens from the borrowers also filed on multiple parcels inclusive of the properties listed above. Exception cleared.	2	B	B	B	B	Title Issues Present	The following issues were noted: Provide proof that the following Requirements on Schedule B, Part I have been met: Cancellation and release of judgements per requirements 7-10 and Probate and Estate Documents are required per 11-14. There are no documents in the file showing the seller has authority to sell the subject property.	Change status of 'Title Issues Present' from Open Rebuttal to Acknowledged by Client.; Ok per XXX for XXX for beingon title for less than XX year for FSBO since she is the beneficiary of the person who passed away who the NOD was actually filed under but title did not reflect any current NOD. LOE in file deemed acceptable	1	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.; Based on XXX Office of Commissioner of Bank - tested for Loan Amount &lt;$XXX, Borrower is a Natural Person and this is a primary residence. ; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
25141723	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Borrower Employment Verification does not meet guidelines; Housing history does not meet guidelines	Documentation is not in file to verify the CPA. Guidelines state that when a tax preparer letter is used to validate self-employment, the lender is required to verify the license via state, federal or local licensing boards or proof of tax preparer's business existence. Drive report did not reflect the borrower name associated with the business. This documentation is missing from the loan file.
; Housing history does not meet guidelines. Guidelines state a VOR from a Housing history does not meet guidelines. Guidelines state a VOR from a private party can be accepted at LTVs of 75% or less; however, the LTV is 80%. VOR in file from private party reflects has rented since 12/2022 at $4950 per month. Bank Statement in file reflect 1 payment of $3000 on 03/01 was paid to the landlord. File is missing Dec -Feb canceled checks to complete 12 months housing history. File is also missing and LOE from borrower regarding the $6000 per month rents stated on the final signed 1003 vs the $4750 reflected on the VOR. Additional conditions may apply.	CPA verified. ; Acknowledge by Client - LTV increased 5% - used private party VOR, allowed actual mortgage payment history -paid as agreed.	1	A	A	A	A	1	A	A	A	A	Evidence of Rate Lock Not Provided;	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																																									; Borrower has stable job time - Borrower has X.XX years at job.
69431079	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.320%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																																									; Borrower has stable job time - Borrower has X.XX years at job.
78958687	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded.; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																																									; Borrower has stable job time - Borrower has X.XX years at job.
30304512	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required; Insufficient cash to close.; Borrower residency documentation not provided or issue with documentation; Asset Documents are Incomplete	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX or $XXX. The file does not contain gift letters for the assets used from the spouse's Bank Accounts. The file does not include an exception to use the spouse's gift funds as the borrower’s own funds. The borrower needs assets from their spouse to cover funds to close. Lender Guidelines XXX Gift Funds - Funds from family members (spouse) may be used to assist with the costs to close and are considered as gift funds.; Cash to close in the amount of XXX is greater than the available asset amount of XXX. The file does not contain gift letters for the assets used from the spouse's Bank Accounts. The file does not include an exception to use the spouse's gift funds as the borrower’s own funds. The borrower needs assets from their spouse to cover funds to close. Lender Guidelines XXX Gift Funds - Funds from family members (spouse) may be used to assist with the costs to close and are considered as gift funds.; Borrower residency documentation not provided or issue with documentation. The borrower is a Non-Permanent Resident Aliens with an expired Visa per lender's notes on the lender approval. Per Lender Guidelines XXX Eligible Borrowers - Non-permanent Resident Aliens are borrower(s) (i) on a VISA or (ii) have a Social Security Number and an unexpired Work Authorization. They may be eligible for a loan with XXX on a case-by-case basis and based on the type of VISA and compensating factors. The Lender approved the borrower using the XXX program due to the Borrower's expired Visa. The XXX document in file is dated XXX, and was issued prior to the borrower receiving a SSN, which the borrower is currently using as evidenced on the W2s in file. The XXX does not indicate immigration status or give the right to work in the U.S and should not be used in place of an expired Visa. ; Asset Documents are Incomplete: The file does not contain gift letters for the assets used from the spouse's Bank Accounts. The file does not include an exception to use the spouse's gift funds as the borrower’s own funds. The borrower needs assets from their spouse to cover funds to close. Lender Guidelines XXX Gift Funds - Funds from family members (spouse) may be used to assist with the costs to close and are considered as gift funds.	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.; Sufficient cash to close is documented.; Borrower residency documentation has been provided and there are no issues with documentation. ; Acknowledged by Client- 05/11/2023 - Client provided response - Ok per XXX (credit mgmt) to use spouse’s funds for reserves and closing funds as described on the Asset Summary. Comp factors, cohabitating spouse, XXX FICO, AAA Credit, no negative credit at all, borrower on the job for 6 years. ;;	1	A	A	A	A	Title Issues Present	The following issues were noted: The title commitment in file shows XXX tax sale certificates against the subject property under Schedule B - part 1, numbers 22-25. The file is missing verification that these items will be removed from the final title policy.	Taxes were all paid by seller. Exception cleared	1	A	A	A	A	Higher-Priced Mortgage Loan	No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded.; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.320%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.320%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
73958795	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	XXX COMAR Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (COMAR) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (6.350%) by 1.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.350%) by 3.5% or more.
For information on higher-priced mortgage loans, please see the XXX COMAR Higher-Priced Mortgage Loan Alerts below.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
18319395	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
																																									; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
50697547	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	FEMA declared XXXcounty in a disaster area XXX (severe winter storms, straight-line winds, flooding, landslides, and mudslides) on XX/XX/XXXX with no release date. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required.	Post Disaster Inspection provided	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum  or $X.XX.
																																									; Borrower has more than X years at current residence - Borrower at current residence X.XX years
80360762	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Hazard Insurance Indicator is Partial	; Borrower liabilities verified indicator is Partial. The loan file is missing all documents pertaining to concurrent XXX loan XXXXX. Per lender approval, the borrower is purchasing a new property with cash out from the subject. This property is not disclosed on the final URLA and it is unknown if the concurrent loan is an investment or primary purchase. If the concurrent purchase is a primary home purchase, the subject property cash out refinance would become personal use and subject to TRID requirements. ; The hazard insurance provided reflects a location address of XXX; however, the subject address is XXX. An updated hazard insurance declaration page with the correct address is needed.; Final Loan Application is Partial. REO section does not include concurrent purchase, XXX loan XXXXX.	Borrower liabilities verified - Subsequent purchase, non-concurrent DSCR ; Hazard insurance is Present for subject property; Final Loan Application is complete - Subsequent purchase, non-concurrent DSCR	1	A	A	A	A				1	A	A	A	A	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided; The loan is in compliance with all applicable laws and regulations.	Evidence of Rate Lock Provided
54378051	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Investment Property	Rate Term Refinance Borrower initiated	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
49278242	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Transmittal Summary is Partial	Transmittal Summary is Partial	The transmittal summary is Present	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
																																									; Borrower has stable job time - Borrower has X.XX years at job.
54333359	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	MD COMAR Higher-Priced Mortgage Loan Test	HPML with established escrow and appraisal requirements met; This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).

While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML with established escrow and met appraisal requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
																																									; Borrower has stable job time - Borrower has X.XX years at job.
47537232	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																																									; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum or $X.XX.
15552972	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Note Document Indicator is Partial	Note document indicator is Partial. Lender exception in file to use XX/XXXX rate sheet to qualify lower rate.	Change status of 'Note Document Indicator is Partial' from Active to Acknowledged by Client.; Lender exception in file to use XX/XXXX rate sheet to qualify lower rate.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.480%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.480%) by 3.5% or more.	HPML with established escrow and met appraisal requirements.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
70780227	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																																									; Borrower has stable job time - Borrower has X.XX years at job.
41019672	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	Borrower Transcripts are missing; Fraud Report Shows Uncleared Alerts	The borrower transcripts is Missing. Per XXX XXX guidelines, Tax Transcripts must be obtained for all Full Doc Salaried Employees/Wage Earners. ; Fraud report shows the following alerts that have not been cleared: XXX to provide the final XXX report with all alerts cleared.	The XXX and XXX IRS Tax Transcripts were provided as required per guidelines. EXCEPTION RESOLVED. ; Alerts from Fraud Report have been cleared. XXX provided final XXX report with all alerts cleared. EXCEPTION RESOLVED.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
																																									; Borrower has stable job time - Borrower has X.XX years at job.
64483546	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	Mortgage Insurance Certificate is Missing; AUS is Partial; Borrower Employment Verification does not meet guidelines; LTV Exceeds AUS Maximum Allowable; CLTV Exceeds the AUS Maximum Allowable; Hazard Insurance Effective Date is after the Note Date; Fraud Report Shows Uncleared Alerts; Housing history does not meet guidelines; DTI Exceeds AUS Maximum Allowable	The mortgage insurance certification is Missing; Final CD and 1008 show MI being charged and included. Per program guidelines, jumbo loans do not carry MI. Need verification of MI being charged or waived. Additional conditions may apply.; XXX XXX program requires an approved Fannie Mae Desktop Underwriter AUS. AUS is not provided. Additional conditions may apply. ; Borrower is a professional baseball player for the XXX. Borrower is buying a primary residence in XXX. Explanation is required for living arrangements during the on season in XXX. ; The original LTV of XXX exceeds the maximum allowable per AUS of XXX; Max LTV per program matrix is XXX%. 10% reduction applies for declining market. XXX% max LTV is exceeded. ; The original CLTV of XXX exceeds maximum allowable per AUS of XXX; The hazard insurance effective date of XX/XX/XXXX is after the funding date of XX/XX/XXXX. ; LoanSafe report dated XX/XX/XXX shows Uncleared alerts. ; Housing history does not meet guidelines. Rent-free letter is not provided as required by program guidelines. ; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; Lender calculated income using a total average. Lender used XXX months for XXX average, but borrower was hired XX/XX/XXXX - XX/XX/XXXX which is XXX months. Additionally, borrower is only paid during the on season, so this average is inflated. Annual contract pay of $XXX per WVOE should be used to qualify.	The mortgage insurance certification is Not Applicable; 2/6/2023: Lender provided verification no MI was charged. EXCEPTION RESOLVED.; The AUS is received. 2/6/2023: Lender provided copy of AUS per XXX program guidelines. EXCEPTION RESOLVED.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; LOE provided regarding living rent free during home games. Exception Resolved. ; Change status of 'LTV Exceeds AUS Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Approved Exception for higher LTV of XXX% received from XXX.  Exception downgraded. ; Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
																							Approved Exception for higher CLTV of XXX% received from XXX. Exception downgraded. ; 2/14/2023: Lender provided updated HOI policy with corrected effective dates. EXCEPTION RESOLVED. ; Alerts from Fraud Report have been cleared. 2/6/2023: Lender provided updated fraud report with all alerts cleared. EXCEPTION RESOLVED.; Housing delinquency meets guidelines. 2/3/2023: Lender provided executed rent free letter for the borrower. EXCEPTION RESOLVED.; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	1	A	A	A	A				1	A	A	A	A					FICO Score XXX, residual income greater than $XX,XXX/month, appraised value greater than sales price, employment and income stability, additional reserves of $XXX,XXX in a brokerage account equating to XX months reserves that were not included in reserve calculations at closing.
96853850	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	Fraud Report Shows Uncleared Alerts; Final Loan Application is Partial; Housing history does not meet guidelines; DTI Exceeds AUS Maximum Allowable; Hazard Insurance Coverage is Not Sufficient.	Fraud report shows the following alerts that have not been cleared:; Provide final Fraud report with all alerts cleared.; Final Loan Application is Partial; 1. The Universal Loan Identifier(ULI) is missing from the 1003.
2. Borrower's ethnicity is missing from the 1003
																						3.Coborrower's ethnicity is missing from the 1003; Housing history does not meet guidelines. Minimum 12 months of housing history per guidelines. Rental history must include cancelled checks or bank statements.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXXXXX.00. Per XXX guidelines. In XXX, coverage must reflect 100% of the insurable value of the improvements, as established by the property insurance company; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount (XXX% of the insurable value of the improvements). Current Insurance coverage does not meet guidelines.	Alerts from Fraud Report have been cleared. Lender provided alert searches with no matches/cleared. EXCEPTION RESOLVED.; Final Loan Application is Present; Housing delinquency meets guidelines. 9/27/2022: Lender provided XXX months bank statements to verify XXX rents were paid to the current owner. Also provided VOR from management company for previous XXX months to complete full rental history. EXCEPTION RESOLVED.; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; 9/19/2022: Lender provided updated 1008 and AUS with corrected DTI of XXX%. EXCEPTION RESOLVED.; Hazard insurance coverage is sufficient.	1	A	A	A	A				1	A	A	A	A					Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
65797569	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Liabilities Verification Indicator is Partial; Borrower Income Verification does not match Approval; CoBorrower Income Verification does not match Approval; Housing history does not meet guidelines; Partial Bankruptcy documentation provided.; Asset Documents are Incomplete	Borrower liabilities verified indicator is Partial- provide final closing CD for sale of XXX; CD to show no outstanding mortgage. If mortgage or HELOC paid off- will require satisfactory VOM; provide chapter 7 bankruptcy documentation of dismissal or discharge date for review. Also XXX install (auto) account- verify this is the account paid by the business with XXX months cancelled checks; The borrower income verification does not match approval- missing lenders bank statement calculations work sheet with expense ratio for B1 and B2. Also- NSFs for last year total XXX; no exception in file for this GL exception and missing LOE from borrower for explanation; Lender to clarify B1 and B2 income with a complete and concise bank statement worksheet with expenses ratio.; The coborrower income verification does not match approval; Housing history does not meet guidelines. Current primary- XXX- no mortgage on credit bureau- need proof free and clear; also need to verify insurance and taxes paid satisfactorily for last XXX months. Also per GL pg XXX sale of real estate closing ( XXX) concurrently must provide executed sales contract and fully executed closing CD.; Missing bankruptcy documentation.; Asset Documents are Incomplete: CD for sale of XXX not executed; lender to provide fully executed final CD.	Borrower liabilities verified indicator is Present; Change status of 'Borrower Income Verification does not match Approval' from Acknowledged by Seller to Acknowledged by Client.;
Lender provided approved exception for LOE for the NSF's.  NSF's within guidelines and cleared.  XX NSF's were within 1 day (considered 1 NSF) per FGMC guidelines.; Change status of 'CoBorrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
Lender provided approved exception for LOE for the NSF's. NSF's within guidelines and cleared. XXX NSF's were within 1 day (considered 1 NSF) per FGMC guidelines.; Housing delinquency meets guidelines. Exception Resolved.; Complete Bankruptcy documentation provided. Exception Resolved. ; Exception Resolved.	1	A	A	A	A	1	A	A	A	A	TILA Finance Charge Test; CT NPHL Date the Rate Was Set Validation Test; High-Cost Mortgage Date the Rate Was Set Validation Test; Revised Closing Disclosure Waiting Period Required Finding; Consummation or Reimbursement Date Validation Test; Charges That Cannot Increase Test; Reimbursement Amount Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100.; This loan failed the date the rate was set validation test. (XXX HB 5577 Section 21(a)(7)(F)(ii))

																																						The loan did not provide the date the rate was set, which is required for the Conventional Mortgage Rate APR Threshold Test.; This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.; Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan requires a new waiting period due to one of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.; This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation.; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4,425.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $0.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $4,425.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.; The loan is in compliance with all applicable laws and regulations.	This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is considered accurate because:It is understated by no more than $100; orIt is greater than the amount required to be disclosed.; This compliance test 'XXX NPHL Date the Rate Was Set Validation Test' is no longer tested; This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested; Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.; This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested; This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $0.00, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $0.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.; Borrower X has significant job time - Borrower has XX.XX years on job; Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has XX.XX years at job.; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
30756864	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; CoBorrower Income Verification does not match Approval; Fraud Report Shows Uncleared Alerts	Borrower liabilities verified indicator is Partial - need NJ court child support proof to verify $XXX month; alimony- XXX year alimony amount $XXX- require XXX proof that all alimony is paid in full and no longer due as not included in DTI.; The coborrower income verification does not match approval- lender to provide missing UW bank statement worksheet for B2- file only contains BS WS for B1- XXX; Fraud report shows the following alerts that have not been cleared: high alerts Uncleared on fraud report.

01.14.21   EXCEPTION REMAINS:   Lender provided Fraud Report dated XX/XX/XXXX. One in file dated XX/XX/XXXX (pg XXX).

High alerts differ between the two. XX/XX/XXXX now shows a high alert for B2's SS number and for Lender (XXX).

In file (11.16.21) shows highs for:   B1 BK; however, discharge in file (pg XXX.  Property (mtgs and REO accounted for), and Third Party NMLS.

																						Need to clear B2 SS number and all Third Party high alerts.	Borrower liabilities verified indicator is Present; The coborrower income verification does match approval; Exception Resolved.; Alerts from Fraud Report have been cleared.; Exception Resolved.	1	A	A	A	A	Title Issues Present	The following issues were noted: title prelim shows two possible judgmentsL items 20 (title holder- owner) and item 21 possible judgement for buyer- XXX; lender to provide final title removing these possible judgments.	Lender provided clear title.	1	A	A	A	A	Higher-Priced Mortgage Loan; Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (3.030%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (3.030%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (3.030%) by 3.5% or more.; Evidence of Appraisal Delivery to the Borrower Not Provided.	Evidence of Appraisal Delivery to the Borrower Provided.; Exception Resolved.		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.; Borrower X has significant job time - Borrower has XX.XX years on job; Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has XX.XX years at job.; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
58458584	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; HAZARD INSURANCE CERTIFICATE MISSING; Title Policy is Missing; Flood Certificate is Missing; Transmittal Summary is Partial; Borrower Income Verification does not match Approval; Fully Executed Purchase Contract is Missing; Asset Documents are Incomplete	Borrower liabilities verified indicator is Partial; 1) Alimony liability of $XXX/month is listed on final 1003. Provide a divorce decree, separation agreement, or any other written legal agreement to verify alimony.
2)  Section XXX of the XXX Guide dated XX/XX/XXXX states, "A gap credit report or undisclosed debt monitoring report is required to evidence no additional debt was obtained throughout the origination process."  Provide required documentation.  Credit refresh report dated XX/XX/XXXX (page XXX) is not dated within 10 days of Note date as required by guidelines.
3)  Monthly payment of $XXX listed for XXX student loan ending #XXX on final 1003.  Credit report does not verify payment amount.  Provide documentation to verify monthly payment of $XXX.; Missing copy of hazard insurance certificate; Title policy is Missing; Title commitment not provided.; The flood certification is Missing; Flood cert in file not for subject property.; Provide all documentation required by Section XXXof the XXX Guide dated XX/XX/XXXX  which states, "When all income sources utilize the 24-month are full doc income verification option (i.e. wage earner, 1099, self-employment with tax returns, etc.), AUS must be run by the Lender/Broker/Client at the time of loan submission; the underwriter will run AUS upon initial underwrite and prior to clearing the loan to close. The AUS findings must be included in the loan file to validate the eligibility for a Non-QM product. A primary residence with Approve/Eligible or Accept findings must be underwritten as a QM product."  AUS in file (page XXX) reflects Approve/Eligible findings.; The borrower income verification does not match approval; Section 11.1.6 of the XXX Guide dated XX/XX/XXXX states, "The loan file must include an income worksheet detailing income calculations."  Provide income worksheet.; The fully executed purchase contract is Missing; Asset Documents are Incomplete: ; 1)  Provide documentation to explain and source the following large deposits to XXX account ending #XXX: $XXX XX/XX/XXXX and $XXX XX/XX/XXX.  Deposit of $XXX XX/XX/XXXX appears to be a withdrawal from 401k; however, explanation not provided.
2)  Gift letters in file for gifts of $XXX and $XXX meet guideline requirements.  Provide additional gift documentation required by Section XXX of the XXX Guide dated XX/XX/XXXX listed below.
Documentation must also include one (1) of the following:
• Copy of gift check and borrower's deposit slip; or
• Donor's withdrawal slip and the borrower's deposit slip; or
• Donor's check to closing agent; or
• The Closing Disclosure evidencing receipt of the donor's check or wire transfer along with a copy of the check or proof of receipt of the wire transfer.
																						3) Provide documentation to verify the borrower/account holder is permitted to make withdrawals and severance from the borrower’s current employment is not required. Provide terms of withdrawal for XXX 401(k). Withdrawals were made; however, there may be a limit to amount Borrower is allowed to withdrawal during employment.	Borrower liabilities verified indicator is Present; Received copy of hazard insurance certificate; Exception Resolved.; Title policy is Present; The flood certification is Present; The transmittal summary is Present; Exception Resolved.; The borrower income verification does match approval; The fully executed purchase contract is received; Exception Resolved.; docs provided.	1	A	A	A	A	Origination Appraisal is Missing; Third Party Valuation Product not Provided	Origination appraisal is Missing.; Provide origination appraisal. Provide FNMA & FHLMC Submission Summary Reports to UCDP to determine if desktop appraisal review is required as discussed in Section 8.2.2 of the XXX Guide dated XX/XX/XXXX.; Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Pending receipt of FNMA & FHLMC Submission Summary Reports to UCDP to determine if desktop appraisal review is required.	Origination appraisal is Present.; Third Party Valuation Product Provided	2	B	B	B	B	Higher-Priced Mortgage Loan; Affiliated Business Disclosure is Missing; Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5)).; Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (3.100%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (3.100%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (3.100%) by 3.5% or more.; The affiliate business disclosure is Missing; Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure was not provided.; Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure was not provided.; The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was not provided within 3 days of application date of XX/XX/XXXXX.; Evidence of Appraisal Delivery to the Borrower Not Provided.	Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure provided.; Exception Resolved.; The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within 3 days of application date of XX/XX/XXXX.; Evidence of Appraisal Delivery to the Borrower Provided.; Exception resolved, doc provided.		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job; Borrower has stable job time - Borrower has X.XX years at job.
51215926	XXXXX	XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	TILA Finance Charge Test; Prohibited Fees Test; TRID Disclosure Delivery and Receipt Date Validation Test; Consummation or Reimbursement Date Validation Test; Charges That Cannot Increase Test; Reimbursement Amount Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXXis not considered accurate because it is understated by more than $100.; This loan failed the prohibited fees test. (XXX.S.A. §17:11C-74, XXX.A.C. §§3:1-16.2)The loan does charge fee(s) not provided for in this act, which is prohibited.A mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) a broker fee.A mortgage lender shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points; This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,125.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $0.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $1,125.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.; The loan is in compliance with all applicable laws and regulations.
																																							This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is considered accurate because:It is understated by no more than $100; orIt is greater than the amount required to be disclosed.; This loan passed the prohibited fees test. (XXXS.A. §17:11C-74, XXX.A.C. §§3:1-16.2)The loan does not charge a fee(s) not provided for in this act, which is prohibited.A mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) a broker fee.A mortgage lender shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points; This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested; This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $0.00, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $0.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.;		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.; Borrower X has significant job time - Borrower has XX.XX years on job; Borrower has more than X years at current residence - Borrower at current residence XX.XX years; Borrower has stable job time - Borrower has XX.XX years at job.; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
58379909	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Employment Verification does not meet guidelines	Guidelines require that the existence of self-employed businesses must be validated within 30 calendar days prior to the Note Date. The online verification of the borrower's business was dated XX/XX/XXXX, while the note date was XX/XX/XXXX, which is greater than; 30 calendar days.	Per Client and XXX TM, ok to downgrade exception since lender provided verification the business is still active after the closing date.	1	A	A	A	A				1	A	A	A	A					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XX.XX years on job; Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has XX.XX years at job.; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years